CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 46,604	$ (21,563)	$ 98,385	$ 41,384
Other comprehensive income (loss), net of tax:
Net unrealized gain on derivatives	12,258	1,113	46,601	6,452
Foreign currency translation adjustment	(41,982)	(19,139)	(85,834)	(24,603)
Change in pension and postretirement benefits	0	(430)	0	(937)
Reclassification of pension activity	0	0	0	15,462
Total other comprehensive (loss)	(29,724)	(18,456)	(39,233)	(3,626)
Comprehensive income (loss)	16,880	(40,019)	59,152	37,758
Less: Comprehensive income attributable to noncontrolling interests	(481)	(4,767)	(7,655)	(15,408)
Comprehensive income (loss) attributable to Dole plc	$ 16,399	$ (44,786)	$ 51,497	$ 22,350